Fair Value Measurements - Summary of Information about Valuation Processes Used to Determine Nonrecurring Fair Value Measurements (Detail) - Fair Value, Nonrecurring [Member] $ in Thousands		Jun. 30, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans		$ 8,297		$ 751		$ 0
Loans Held for Sale				3,860		1,015
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans		$ 8,297	[1]	751
Loans Held for Sale				$ 3,860		$ 1,015
Fair Value, Inputs, Level 3 [Member] | Measurement Input Liquidation Expenses Rate [Member] | Appraisal Of Collateral [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)	[1]	10		10
Fair Value, Inputs, Level 3 [Member] | Measurement Input Liquidation Collateral Rate [Member] | Appraisal Of Collateral [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)				15	[1]	10

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which include various Level III inputs that are not identifiable.